Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Operating lease right-of-use assets	$ 41,194	$ 40,620
Operating lease liabilities - non-current	35,444	35,573
Directors Member
Related Party Transaction [Line Items]
Operating lease right-of-use assets	1,950	2,257
Operating lease liabilities - non-current	$ 2,269	$ 2,634